Stock Award Plans and Stock-Based Compensation - Schedule of Restricted Stock Activity (Details) - Restricted Stock Award - $ / shares						12 Months Ended
	Feb. 19, 2022	Dec. 23, 2021	Aug. 21, 2021	Apr. 23, 2021	Feb. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Beginning balance (in shares)						55,770	0
Granted (in shares)				4,598	70,000	0	74,598
Forfeited (in shares)	(12,802)	(2,037)	(4,500)		(12,291)	(12,802)	(18,827)
Ending balance (in shares)						42,968	55,770
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)						$ 134.26	$ 135.00	$ 0
Granted (in usd per share)						0	134.25
Forfeited (in usd per share)						137.25	132.00
Ending balance (in usd per share)						$ 134.26	$ 135.00